TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
TAX ASSETS AND LIABILITIES
Schedule of composition of current tax accounts receivable

Tax assets	12.31.2020	12.31.2019
	ThCh$	ThCh$
Tax credits (1)	218,472	9,815,294
Total	218,472	9,815,294
(1)	Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations.

Schedule of composition of current tax accounts payable

	Current			Non-Current
Tax liabilities	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income tax expense	8,828,599	6,762,267	9,338,612	20,957	—	—
Total	8,828,599	6,762,267	9,338,612	20,957	—	—